Document And Entity Information	Jun. 25, 2021
Document Information Line Items
Entity Registrant Name	B. RILEY FINANCIAL, INC.
Trading Symbol	RILY
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001464790
Document Period End Date	Jun. 25, 2021
Entity Emerging Growth Company	false
City Area Code	310
Entity Address, Address Line One	11100 Santa Monica Blvd.,
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, Postal Zip Code	90025
Entity Address, State or Province	CA
Entity File Number	001-37503
Entity Incorporation, State or Country Code	DE
Entity Information, Former Legal or Registered Name	Not Applicable
Entity Tax Identification Number	27-0223495
Local Phone Number	966-1444
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Security Exchange Name	NASDAQ
Soliciting Material	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Written Communications	false